Unpaid Loss and Loss Adjustment Expense - Incurred loss and allocated loss adjustment expense ("ALAE"), net of reinsurance (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Claims Development [Line Items]
Total incurred losses and allocated loss adjustment expenses, net	$ 61.2
IBNR	$ 3.9
Cumulative Number of Reported Claims	30,652.0
2016
Claims Development [Line Items]
Total incurred losses and allocated loss adjustment expenses, net	$ 0.0	$ 0.0	$ 0.0	$ 0.0
IBNR	$ 0.0
Cumulative Number of Reported Claims	8.0
2016 | Maximum
Claims Development [Line Items]
Total incurred losses and allocated loss adjustment expenses, net	$ 0.1	0.1	0.1	0.1
2017
Claims Development [Line Items]
Total incurred losses and allocated loss adjustment expenses, net	1.7	1.7	1.7	0.0
IBNR	$ 0.0
Cumulative Number of Reported Claims	1,758.0
2018
Claims Development [Line Items]
Total incurred losses and allocated loss adjustment expenses, net	$ 13.5	15.0	0.0	0.0
IBNR	$ 0.1
Cumulative Number of Reported Claims	10,522.0
2019
Claims Development [Line Items]
Total incurred losses and allocated loss adjustment expenses, net	$ 46.0	$ 0.0	0.0	0.0
IBNR	$ 3.8
Cumulative Number of Reported Claims	18,364.0
2019 | Maximum
Claims Development [Line Items]
IBNR			$ 0.1	$ 0.1